Borrowings and leases - Reconciliation of Movements of Liabilities to Cash Flows Arising from Financing Activities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Changes from financing cash flows
Proceeds from borrowings, net	€ 0	€ 4,877	€ 1,598
Changes in short-term borrowings	(285)	276	(221)
Repayments on third party borrowings	(938)	(950)	(569)
Payments of principal on lease obligations	(153)	(139)	(116)
Other financing activities, net	(20)	5	0
Other non-cash changes
Commercial papers issued	2,464	700
Commercial papers repayments	2,749	424
Total
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	13,140	7,187
Acquisition of CCL		1,632
Changes from financing cash flows
Proceeds from borrowings, net		4,877
Changes in short-term borrowings	(285)	276
Repayments on third party borrowings	(938)	(950)
Payments of principal on lease obligations	(167)	(149)
Other financing activities, net	(1)
Other non-cash changes
Amortisation of discount, premium and issue costs	3	(3)
Lease additions and other non-cash movements	(205)	122
Movement as a result of fair value hedges	161	15
Currency translation	(111)	133
Reclassifications	0	0
Total changes	1,233	5,953
Ending balance	11,907	13,140	7,187
Current portion of borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	1,350	805
Acquisition of CCL		381
Changes from financing cash flows
Proceeds from borrowings, net		0
Changes in short-term borrowings	(285)	276
Repayments on third party borrowings	(938)	(950)
Payments of principal on lease obligations	(167)	(149)
Other financing activities, net	(1)
Other non-cash changes
Amortisation of discount, premium and issue costs	(1)	0
Lease additions and other non-cash movements	(34)	39
Movement as a result of fair value hedges	(11)	6
Currency translation	0	33
Reclassifications	(1,333)	909
Total changes	14	545
Ending balance	1,336	1,350	805
Borrowings, less current portion
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	11,790	6,382
Acquisition of CCL		1,251
Changes from financing cash flows
Proceeds from borrowings, net		4,877
Changes in short-term borrowings	0	0
Repayments on third party borrowings	0	0
Payments of principal on lease obligations	0	0
Other financing activities, net	0
Other non-cash changes
Amortisation of discount, premium and issue costs	4	(3)
Lease additions and other non-cash movements	(171)	83
Movement as a result of fair value hedges	172	9
Currency translation	(111)	100
Reclassifications	1,333	(909)
Total changes	1,219	5,408
Ending balance	€ 10,571	€ 11,790	€ 6,382